CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 77,351	$ 172,554	$ 174,348
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	54,129	49,518	52,364
Gain on sale of assets	(10,375)	0	(11,579)
Unrealized loss on inventory valuation	1,869	3,570	0
Amortization and write-off of deferred finance charges	2,481	2,008	2,898
Unrealized (gain)/loss on derivatives	(204)	4,666	(8,438)
Unrealized foreign exchange loss/(gain)	882	(5,316)	794
Share based compensation	144	120	120
Change in:
Accounts receivable	(2,311)	1,607	(3,198)
Due from Manager	8	(22)	48
Inventories	(683)	(13,176)	3,902
Accrued revenue	323	60	(315)
Prepaid expenses and other current assets	(849)	(2,280)	351
Due to Manager	(58)	7	51
Trade accounts payable	385	505	(3,988)
Accrued liabilities	160	4,669	(829)
Non current assets & Other liabilities	1,704	1,709	1,435
Unearned revenue	(2,749)	(2,153)	9,244
Net Cash Provided by Operating Activities	122,207	218,046	217,208
Cash Flows from Investing Activities:
Vessel advances	(209,103)	(183,276)	(109,230)
Proceeds from sale of assets	30,773	16,930	107,084
Increase in bank time deposits	(52,870)	(79,817)	(2,310)
Maturity of bank time deposits	79,474	16,759	13,010
Net Cash Provided by/(Used in) Investing Activities	(151,726)	(229,404)	8,554
Cash Flows from Financing Activities:
Proceeds from long-term debt	255,200	259,575	178,800
Principal payments of long-term debt	(165,226)	(191,302)	(434,746)
Dividends paid	(30,678)	(33,626)	(11,198)
Payment of deferred financing costs	(2,846)	(6,405)	(2,425)
Finance lease payments	0	(21,971)	(9,786)
Other Financing liability payments	(1,087)	0	0
Proceeds on issuance of common stock	0	0	71,537
Payment of common stock offering expenses	0	0	(381)
Repurchase of common stock	(26,222)	(9,051)	0
Redemption of preferred stock	0	(37,314)	(17,707)
Payment of preferred stock redemption expenses	0	(7)	0
Net Cash (Used in)/Provided by Financing Activities	29,141	(40,101)	(225,906)
Net decrease in cash, cash equivalents and restricted cash	(378)	(51,459)	(144)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	353	(709)	(794)
Cash, cash equivalents and restricted cash at beginning of year	59,086	111,254	112,192
Cash, cash equivalents and restricted cash at end of year	59,061	59,086	111,254
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	22,340	13,670	13,693
Non Cash Investing and Financing Activities:
Unpaid financing fees	103	180	1,303
Unpaid capital expenditures	842	3,704	1,482
Right of use asset recognized	0	0	32,107
Unpaid Lease liability on initial recognition	0	0	22,757
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash and cash equivalents	48,191	49,186	101,004
Restricted cash – Current assets	2,020	1,000	0
Restricted cash – Non current assets	8,850	8,900	10,250
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 59,061	$ 59,086	$ 111,254